13. EQUITY - Price Range (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Price range 1
Outstanding at end of period	540,000,000	540,000,000
Weighted average remaining life	3 years 9 months 22 days	4 years 3 months 22 days
Outstanding at end of period	$ .033	$ 0.033
Exerciseable at end of period	540,000,000	540,000,000
Weighted average exercise price exercisable	$ .033	$ 0.033
Price range 2
Outstanding at end of period	25,000,000	25,000,000
Weighted average remaining life	3 years 5 months 8 days	3 years 11 months 8 days
Outstanding at end of period	$ .080	$ 0.080
Exerciseable at end of period	25,000,000	25,000,000
Weighted average exercise price exercisable	$ .080	$ 0.080
Warrant [Member]
Outstanding at end of period	565,000,000	565,000,000
Weighted average remaining life	3 years 9 months 78 days
Outstanding at end of period	$ 0.035	$ 0.035
Exerciseable at end of period	565,000,000	565,000,000
Weighted average exercise price exercisable	$ .035	$ 0.035